Financial Instruments (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 EUR (€)
Derivatives, Fair Value [Line Items]
Derivatives designated as hedging instruments - assets	$ 22	$ 178
Derivatives designated as hedging instruments - liabilities	194	18
Derivatives not designated as hedging instruments - assets	63	75
Derivatives not designated as hedging instruments - liabilities	92	60
Four Quarter Rolling Average Of Notional Amount Of Foreign Exchange Contracts Hedging Foreign Currency Transactions	20,100	19,100
Gain (loss) recorded in Accumulated other comprehensive loss	(307)	347
(Gain) loss reclassified from Accumulated other comprehensive loss into Product sales (effective portion)	$ (16)	(39)
Description of Net Investment Hedge Activity	We have approximately €4.95 billion of euro-denominated long-term debt and €750 million of euro-denominated commercial paper borrowings outstanding, which qualify as a net investment hedge against our investments in European businesses. As of December 31, 2018, the net investment hedge is deemed to be effective.
Long-term debt, euro-denominated | €			€ 4,950
Commercial paper, euro-denominated	$ 858		€ 750
Foreign Currency Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months	(48)
Gain recognized in Other income, net	$ 115	77
Maximum Length of Time, Foreign Currency Cash Flow Hedge	4 years 20 days
Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivatives designated as hedging instruments - assets	$ 10	77
Derivatives not designated as hedging instruments - assets	44	70
Other Noncurrent Assets [Member]
Derivatives, Fair Value [Line Items]
Derivatives designated as hedging instruments - assets	12	101
Derivatives not designated as hedging instruments - assets	19	5
Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivatives designated as hedging instruments - liabilities	83	10
Derivatives not designated as hedging instruments - liabilities	89	57
Other Long-Term Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivatives designated as hedging instruments - liabilities	111	8
Derivatives not designated as hedging instruments - liabilities	$ 3	$ 3